Risk Management - Summary of Company's Loans Considered Impaired (Detail) - Financial assets impaired loan [Member] - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	CAD 126	CAD 185
Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	40	152
Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	86	33
Gross Carrying Value [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	211	303
Gross Carrying Value [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	79	244
Gross Carrying Value [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	132	59
Allowances for losses [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	85	118
Allowances for losses [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	39	92
Allowances for losses [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	CAD 46	CAD 26